Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments
Summary of Investments by company

	Million of euros
	2018	2017	2016

Associated entities
Project Quasar Investment 2017 S.L.	1,701	—	—
Merlin Properties, SOCIMI, S.A.	1,358	1,242	1,168
Metrovacesa, S.A.	1,255	—	—
Companies Zurich Santander	961	988	1,011
Testa Residencial, SOCIMI, S.A.	—	651	307
Allianz Popular, S.L.	431	438	—
Companies Santander Insurance	392	358	325
Other companies	511	520	431
	6,609	4,197	3,242

Joint Ventures entities
Wizink Bank, S.A.	—	1,017	—
Unión de Créditos Inmobiliarios, S.A., EFC	202	207	177
Santander Generales Seguros y Reaseguros, S.A. y Santander Vida Seguros y Reaseguros, S.A. (former Aegon Santander Seguros)	163	186	197
SAM Investment Holdings Limited (*)	—	—	525
Other companies	614	577	695
	979	1,987	1,594

(*)    SAM Investment Holdings Limited became part of the Group in 2017.

Summary of Changes in Investments

	Million of euros
	2018 (*)	2017	2016

Balance at beginning of year	6,150	4,836	3,251
Acquisitions (disposals) of companies and capital increases (reductions)	(1,761)	1,893	(72)
Of which:
Wizink Bank, S.A.	(1,033)	1,017	—
Allianz Popular, S.L.	—	438	—
Changes in the consolidation method (Note 3)	2,967	(582)	1,457
Of which:
Quasar	1,701	—	—
Metrovacesa	1,255	—	—
Effect of equity accounting	737	704	444
Dividends paid and reimbursements of share premium	(404)	(376)	(305)
Exchange differences and other changes	(101)	(291)	61
Balance at end of year	7,588	6,184	4,836

(*)    See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Summary of financial information on companies accounted for using the equity method

	Million of euros
	2018	2017	2016

Total assets	74,765	63,093	55,791
Total liabilities	(58,153)	(51,242)	(45,623)
Net assets	16,612	11,851	10,168

Group’s share of net assets	6,157	4,194	3,381
Goodwill	1,431	1,990	1,455
Of which:
Companies Zurich Santander	526	526	526
Wizink Bank, S.A.	—	553	—
Allianz Popular, S.L.	347	347	—
Companies Santander Insurance	205	205	205
Total Group share	7,588	6,184	4,836
Total income	12,174	12,536	11,766
Total profit	1,867	1,699	984
Group’s share of profit	737	704	444

Summary of financial information on the main associates and joint ventures

	Million of euros
	Total assets	Total liabilities	Total income	Total profit
Joint Ventures entities	21,934	20,324	4,301	334
Of which:
Unión de Créditos Inmobiliarios, S.A., EFC	12,105	11,701	351	7
Santander Generales Seguros y Reaseguros, S.A. y Santander Vida Seguros y Reaseguros, S.A. (former Aegon Santander Seguros)	132	84	122	15
Associated entities	52,831	37,829	7,873	1,533
Of which:
Companies Santander Zurich	13,805	12,915	4,143	402
Allianz Popular, S.L.	3,238	3,028	113	113
Companies Santander Insurance	2,276	1,899	822	77
Total	74,765	58,153	12,174	1,867